Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 80,928	$ 50,005
Deposits at call	420	421
Cash and cash equivalents	$ 81,348	$ 50,426	$ 77,022	$ 37,763